STOCKHOLDERS' DEFICIT (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
STOCKHOLDERS' DEFICIT
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, voting rights	one	Holders of the Company’s Common Stock are entitled to one vote for each share.
Common Stock, shares issued		10,081,634	25,156,250
Common Stock, shares outstanding		10,081,634	25,156,250
Common Stock subject to possible redemption		5,050,384	20,125,000